CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

NOTE 7 – CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

The Company is a party to a management agreement with certain affiliates of the Sponsors and certain other parties pursuant to which such affiliates of the Sponsors will provide management and financial advisory services until 2018. These agreements require management fees to be paid to such affiliates of the Sponsors for such services at a rate not greater than $15.0 million per year, plus reimbursable expenses. For the three months ended September 30, 2014 and 2013, the Company recognized management fees and reimbursable expenses of $3.7 million and $3.8 million, respectively. For the nine months ended September 30, 2014 and 2013, the Company recognized management fees and reimbursable expenses of $11.3 million and $11.9 million, respectively.

NOTE 15 – CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

iHeart is a party to a management agreement with certain affiliates of Bain Capital Partners, LLC and Thomas H. Lee Partners, L.P. (together, the “Sponsors”) and certain other parties pursuant to which such affiliates of the Sponsors will provide management and financial advisory services until 2018. These agreements require management fees to be paid to such affiliates of the Sponsors for such services at a rate not greater than $15.0 million per year, plus reimbursable expenses. For the years ended December 31, 2013, 2012 and 2011, the Company recognized management fees and reimbursable expenses of $15.8 million, $15.9 million and $15.7 million, respectively.

Stock Purchases

On August 9, 2010, iHeart announced that its board of directors approved a stock purchase program under which iHeart or its subsidiaries may purchase up to an aggregate of $100.0 million of the Class A common stock of Parent and/or the Class A common stock of CCOH. The stock purchase program does not have a fixed expiration date and may be modified, suspended or terminated at any time at iHeart’s discretion. During 2011, CC Finco purchased 1,553,971 shares of CCOH’s Class A common stock through open market purchases for approximately $16.4 million. During 2012, CC Finco purchased 111,291 shares of Parent’s Class A common stock for $692,887. There were no stock purchases during 2013.